Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of key management compensation explanatory
	2018	2017	2016
Professional, other fees, and salaries	$235,297	$667,724	$840,641
Stock-based compensation	44,740	382,531	-
	$280,037	$1,050,255	$840,641